Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Unrealized capital gain on securities, net of tax benefit and other items	$ 713	$ (699)	$ (1,739)
Net (loss) gain on cash flow hedging instruments, net of tax provision (benefit)	(55)	(63)	157
Net income, reclassification adjustments for after-tax gains (losses)	$ 52	$ (121)	$ (1,076)